Retirement Plans, Postretirement and Postemployment Benefits (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Accumulated Benefit Obligations in Excess of Plan Assets

Benefit obligations and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets are as follows:

  December 31

(add 000)	2013	2012
Projected benefit obligation	$495,180	$535,783
Accumulated benefit obligation	$452,449	$481,865
Fair value of plan assets	$443,211	$376,443

Schedule of Weighted-Average Assumptions

Weighted-average assumptions used to determine benefit obligations as of December 31 are:

	2013	2012
Discount rate	5.17%	4.24%
Rate of increase in future compensation levels	5.00%	5.00%

Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31 are:

	2013	2012	2011
Discount rate	4.24%	5.14%	5.84%
Rate of increase in future compensation levels	5.00%	5.00%	5.00%
Expected long-term rate of return on assets	7.00%	7.25%	7.75%

Schedule of Target Assets Allocation

The target allocation for 2013 and the actual pension plan asset allocation by asset class are as follows:

	Percentage of Plan Assets
		December 31
Asset Class	2013 Target Allocation	2013	2012
Equity securities	56%	57%	56%
Debt securities	34%	33%	33%
Hedge funds	5%	5%	5%
Real estate	5%	4%	5%
Cash	--	1%	1%

Total	100%	100%	100%

Fair Values of Pension Plan Assets by Asset Class and Fair Value Hierarchy Level

The fair values of pension plan assets by asset class and fair value hierarchy level are as follows:

December 31	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value
(add 000)	2013
Equity securities:
Mid-sized to large cap	$--	$182,426	$--	$182,426
International and emerging growth funds	--	71,662	--	71,662
Debt securities:
Core fixed income	--	122,327	--	122,327
High-yield bonds	--	24,579	--	24,579
Real estate	--	--	19,357	19,357
Hedge funds	--	--	21,764	21,764
Cash	1,858	--	--	1,858
Total	$1,858	$400,994	$41,121	$443,973

2012
Equity securities:
Mid-sized to large cap	$--	$148,880	$--	$148,880
International and emerging growth funds	--	63,003	--	63,003
Debt securities:
Core fixed income	--	105,972	--	105,972
High-yield bonds	--	19,487	--	19,487
Real estate	--	--	17,728	17,728
Hedge funds	--	--	19,252	19,252
Cash	2,121	--	--	2,121
Total	$2,121	$337,342	$36,980	$376,443

Change in Fair Value of Pension Plan Assets

The change in the fair value of pension plan assets valued using significant unobservable inputs (Level 3) is as follows:

	Real Estate	Hedge Funds
years ended December 31 (add 000)	2013
Balance at beginning of year	$17,728	$19,252
Purchases, sales, settlements, net	706	--
Realized gain	11	--
Unrealized gain	912	2,512
Balance at end of year	$19,357	$21,764

	2012
Balance at beginning of year	$16,278	$12,979
Purchases, sales, settlements, net	690	5,500
Realized gain	8	--
Unrealized gain	752	773
Balance at end of year	$17,728	$19,252

Schedule of Assumed Health Care Cost Trend Rates

Assumed health care cost trend rates at December 31 are:

	2013	2012
Health care cost trend rate assumed for next year	7.5%	8.0%
Rate to which the cost trend rate gradually declines	5.0%	5.0%
Year the rate reaches the ultimate rate	2019	2019

Schedule of One Percentage-Point Change in Assumed Health Care Cost Trend Rates

A one percentage-point change in assumed health care cost trend rates would have the following effects:

	One Percentage Point
(add 000)	Increase	(Decrease)
Total service and interest cost components	$53	$(45)
Postretirement benefit obligation	$1,317	$(1,132)

Pension
Schedule of Components of Net Periodic Benefit Cost

The net periodic retirement benefit cost of defined benefit plans includes the following components:

  years ended December 31

(add 000)	2013	2012	2011
Components of net periodic benefit cost:
Service cost	$16,121	$13,084	$11,270
Interest cost	23,016	23,653	23,178
Expected return on assets	(26,660)	(23,899)	(24,493)
Amortization of:
Prior service cost	449	466	534
Actuarial loss	15,679	12,417	6,324
Transition asset	(1)	(1)	(1)
Settlement charge	729	779	375

Net periodic benefit cost	$29,333	$26,499	$17,187

Schedule of Recognized Comprehensive Earnings

The Corporation recognized the following amounts in consolidated comprehensive earnings:

  years ended December 31

(add 000)	2013	2012	2011
Actuarial (gain) loss	$(90,755)	$47,877	$65,334
Amortization of:
Prior service cost	(449)	(466)	(534)
Actuarial loss	(15,679)	(12,417)	(6,324)
Transition asset	1	1	1
Settlement charge	(729)	(779)	(375)

Total	$(107,611)	$34,216	$58,102

Schedule of Net Periodic Benefit Cost Not Yet Recognized

Accumulated other comprehensive loss includes the following amounts that have not yet been recognized in net periodic benefit cost:

December 31

	2013		2012

(add 000)	Gross	Net of tax	Gross	Net of tax
Prior service cost	$1,640	$992	$2,089	$1,263
Actuarial loss	84,512	51,087	191,675	115,868
Transition asset	(10)	(6)	(11)	(7)

Total	$86,142	$52,073	$193,753	$117,124

Schedule of Change in Projected Benefit Obligation

The defined benefit plans’ change in projected benefit obligation is as follows:

  years ended December 31

(add 000)	2013	2012
Change in projected benefit obligation:
Net projected benefit obligation at beginning of year	$535,783	$457,175
Service cost	16,121	13,084
Interest cost	23,016	23,653
Actuarial (gain) loss	(57,533)	61,286
Gross benefits paid	(21,347)	(19,415)

Net projected benefit obligation at end of year	$496,040	$535,783

Schedule of Change In Plan Aassets

The Corporation’s change in plan assets, funded status and amounts recognized on the Corporation’s consolidated balance sheets are as follows:

  years ended December 31

(add 000)	2013	2012
Change in plan assets:
Fair value of plan assets at beginning of year	$376,443	$325,150
Actual return on plan assets, net	59,882	37,308
Employer contributions	28,995	33,400
Gross benefits paid	(21,347)	(19,415)

Fair value of plan assets at end of year	$443,973	$376,443

Schedule of Funded Status	December 31

(add 000)	2013	2012
Funded status of the plan at end of year	$(52,067)	$(159,340)

Accrued benefit cost	$(52,067)	$(159,340)

Schedule of Amounts Recognized on Consolidated Balance Sheets

December 31

(add 000)	2013	2012
Amounts recognized on consolidated balance sheets consist of:
Current pension and postretirement benefits	$(56)	$(2,871)
Noncurrent pension, postretirement and postemployment benefits	(52,011)	(156,469)

Net amount recognized at end of year	$(52,067)	$(159,340)

Schedule of Expected Benefit Payments

The expected benefit payments to be paid from plan assets for each of the next five years and the five-year period thereafter are as follows:

(add 000)
2014	$20,653
2015	$22,530
2016	$24,511
2017	$26,422
2018	$28,034
Years 2019 - 2023	$164,420

Postretirement Benefits
Schedule of Components of Net Periodic Benefit Cost

The net periodic postretirement benefit (credit) cost of postretirement plans includes the following components:

years ended December 31 (add 000)	2013	2012	2011
Components of net periodic benefit (credit) cost:
Service cost	$227	$227	$350
Interest cost	1,013	1,234	2,225
Amortization of:
Prior service credit	(3,255)	(3,255)	(1,740)
Actuarial loss (gain)	25	(283)	(85)
Total net periodic benefit (credit) cost	$(1,990)	$(2,077)	$750

Schedule of Recognized Comprehensive Earnings

The Corporation recognized the following amounts in consolidated comprehensive earnings:

years ended December 31 (add 000)	2013	2012	2011
Actuarial (gain) loss	$(1,011)	$1,993	$(3,884)
Prior service credit	--	--	(10,397)
Amortization of:
Prior service credit	3,255	3,255	1,740
Actuarial (loss) gain	(25)	283	85
Total	$2,219	$5,531	$(12,456)

Schedule of Net Periodic Benefit Cost Not Yet Recognized

Accumulated other comprehensive loss includes the following amounts that have not yet been recognized in net periodic benefit cost:

December 31 (add 000)	2013		2012
	Gross	Net of tax	Gross	Net of tax
Prior service credit	$(10,343)	$(6,252)	$(13,598)	$(8,220)
Actuarial gain	(1,970)	(1,192)	(934)	(565)
Total	$(12,313)	$(7,444)	$(14,532)	$(8,785)

Schedule of Change in Projected Benefit Obligation

The postretirement health care plans’ change in benefit obligation is as follows:

years ended December 31 (add 000)	2013	2012
Change in benefit obligation:
Net benefit obligation at beginning of year	$29,095	$29,635
Service cost	227	227
Interest cost	1,013	1,234
Participants’ contributions	1,370	2,528
Actuarial (gain) loss	(1,011)	1,993
Gross benefits paid	(3,342)	(6,522)
Net benefit obligation at end of year	$27,352	$29,095

Schedule of Change In Plan Aassets

The Corporation’s change in plan assets, funded status and amounts recognized on the Corporation’s consolidated balance sheets are as follows:

     years ended December 31

(add 000)	2013	2012
Change in plan assets:
Fair value of plan assets at beginning of year	$--	$--
Employer contributions	1,972	3,994
Participants’ contributions	1,370	2,528
Gross benefits paid	(3,342)	(6,522)
Fair value of plan assets at end of year	$--	$--

Schedule of Funded Status

December 31 (add 000)	2013	2012
Funded status of the plan at end of year	$(27,352)	$(29,095)
Accrued benefit cost	$(27,352)	$(29,095)

Schedule of Amounts Recognized on Consolidated Balance Sheets

December 31 (add 000)	2013	2012
Amounts recognized on consolidated balance sheets consist of:
Current pension and postretirement benefits	$(1,970)	$(3,980)
Noncurrent pension, postretirement and postemployment benefits	(25,382)	(25,115)
Net amount recognized at end of year	$(27,352)	$(29,095)

Schedule of Weighted-Average Assumptions

Weighted-average assumptions used to determine the postretirement benefit obligations as of December 31 are:

	2013	2012
Discount rate	4.42%	3.54%

Weighted-average assumptions used to determine net postretirement benefit cost for the years ended December 31 are:

	2013	2012	2011
Discount rate	3.54%	4.44%	5.57%

Schedule of Expected Benefit Payments

The total expected benefit payments to be paid by the Corporation, net of participant contributions, for each of the next five years and the five-year period thereafter are as follows:

(add 000)
2014	$1,970
2015	$2,685
2016	$2,680
2017	$2,627
2018	$2,527
Years 2019 - 2023	$10,852